Schedule of unobservable inputs in fair value measurement within level 3 (Details) - EUR (€) € in Thousands		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount		€ 5,579	€ 3,220
Liabilities, carrying amount		10,351	11,909
Equity, carrying amount		4,995	241
Equity, carrying amount		20,925	15,370
Total Fair value		181	1,288
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value		0	177
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value		181	1,111
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount		575	214
Liabilities, carrying amount
Equity, carrying amount
Equity, carrying amount		575	214
Total Fair value
Cash and cash equivalent [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Cash and cash equivalent [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Cash and cash equivalent [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount		4,774	2,958
Liabilities, carrying amount
Equity, carrying amount
Equity, carrying amount		4,774	2,958
Total Fair value
Trade receivables [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Trade receivables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Trade receivables [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Other receivables [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	[1]	229	48
Liabilities, carrying amount	[1]
Equity, carrying amount	[1]
Equity, carrying amount	[1]	229	48
Total Fair value	[1]
Other receivables [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value	[1]
Other receivables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value	[1]
Other receivables [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value	[1]
Trade payables [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		1,375	2,838
Equity, carrying amount
Equity, carrying amount		1,375	2,838
Total Fair value
Trade payables [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Trade payables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Trade payables [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Warrants [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		0	177
Equity, carrying amount
Equity, carrying amount		0	177
Total Fair value		0	177
Warrants [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value		0	177
Warrants [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Warrants [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Amounts owed to related parties [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount			5,086
Equity, carrying amount
Equity, carrying amount			5,086
Total Fair value
Amounts owed to related parties [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Amounts owed to related parties [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Amounts owed to related parties [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Loans and borrowings [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		1,757	1,938
Equity, carrying amount
Equity, carrying amount		1,757	1,938
Total Fair value
Loans and borrowings [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Loans and borrowings [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Loans and borrowings [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Other payables [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	[2]
Liabilities, carrying amount	[2]	7,038	1,000
Equity, carrying amount	[2]
Equity, carrying amount	[2]	7,038	1,000
Total Fair value	[2]
Other payables [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value	[2]
Other payables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value	[2]
Other payables [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value	[2]
Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		181	870
Equity, carrying amount
Equity, carrying amount		181	870
Total Fair value		181	870
Derivative liabilities [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Derivative liabilities [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value		181	870
Derivative liabilities [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Other equity reserve [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount
Equity, carrying amount		4,995
Equity, carrying amount		4,995
Total Fair value
Other equity reserve [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Other equity reserve [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Other equity reserve [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Service related warrants [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount
Equity, carrying amount			217
Equity, carrying amount			217
Total Fair value			217
Service related warrants [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Service related warrants [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value			217
Service related warrants [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Convertible note reserve [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount
Equity, carrying amount			24
Equity, carrying amount			24
Total Fair value			24
Convertible note reserve [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Convertible note reserve [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value			24
Convertible note reserve [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value

[1]	Prepayments and VAT have been excluded as they are not classified as a financial asset.
[2]	Employment taxes have been excluded as these are statutory liabilities.